Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (“SCT”) Total for Former PEO Hutter(1)	Compensation Actually Paid to Former PEO Hutter(1)(2)	SCT Total for Current PEO Kitchen(1)	Compensation Actually Paid to Current PEO Kitchen(1)(2)	Average SCT Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return for the Company(3)	Net Income ($MMs)(4)
2024	$5,472	$(103,628)	$639,647	$729,080	$307,301	$326,000	$68.05	$(13.60)
2023	$35,568	$(105,332)	$—	$—	$327,919	$345,588	$58.19	$(26.63)
2022	$1,560,568	$767,488	$—	$—	$464,743	$401,431	$52.77	$22.07

Named Executive Officers, Footnote	The PEO was Christopher G. Hutter for 2022, 2023, and 2024 as well as J. Bryan Kitchen in 2024; the names of each of the NEOs (excluding Messrs. Hutter and Kitchen) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Ryan Kavalauskas and G. Douglas Tackett Jr.; (ii) for 2023, William S. Steckel and G. Douglas Tackett Jr.; and (iii) for 2022, Timothy J. Lynch and John R. Zuppo III.
Adjustment To PEO Compensation, Footnote
(2) The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being “Compensation Actually Paid”:

	Former PEO (Hutter)	Current PEO (Kitchen)	Average of Non-PEO NEOs
Adjustments	2024	2024	2024
Total Compensation from SCT	$5,472	$639,647	$307,301
(Subtraction): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($149,743)	($44,926)
Addition: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$226,480	$67,946
Addition (Subtraction): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($130,100)	$14,657	$0
Addition: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Addition (Subtraction): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$21,000	($1,961)	$111
(Subtraction): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($4,432)
Compensation Actually Paid	($103,628)	$729,080	$326,000

Non-PEO NEO Average Total Compensation Amount	$ 307,301	$ 327,919	$ 464,743
Non-PEO NEO Average Compensation Actually Paid Amount	$ 326,000	345,588	401,431
Adjustment to Non-PEO NEO Compensation Footnote
(2) The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being “Compensation Actually Paid”:

	Former PEO (Hutter)	Current PEO (Kitchen)	Average of Non-PEO NEOs
Adjustments	2024	2024	2024
Total Compensation from SCT	$5,472	$639,647	$307,301
(Subtraction): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($149,743)	($44,926)
Addition: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$226,480	$67,946
Addition (Subtraction): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($130,100)	$14,657	$0
Addition: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Addition (Subtraction): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$21,000	($1,961)	$111
(Subtraction): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($4,432)
Compensation Actually Paid	($103,628)	$729,080	$326,000

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company TSR
From 2023 to 2024, there was a slight decrease in CAP for our former PEO, Christopher G. Hutter, and a slight decrease in CAP for the average non-PEO NEOs over the two-fiscal-year-period ending December 31, 2024. Over the same time period, our cumulative TSR increased. Our current PEO, J. Bryan Kitchen, was only a PEO in 2024.
From 2022 to 2023, there was a net decrease in CAP of our former PEO, Christopher G. Hutter, and the average of non-PEO NEOs over the two-fiscal-year period ending December 31, 2023. For the former PEO, this was primarily driven by the decrease in the fair value of outstanding performance-based equity at the end of 2023. Over the same two-fiscal-year period, our cumulative TSR increased.

Compensation Actually Paid vs. Net Income
CAP Versus Net Income
From 2023 to 2024, there was a slight decrease in CAP for our former PEO, Christopher G. Hutter, and a slight decrease in CAP for the average of non-PEO NEOs over the two-fiscal-year-period ending December 31, 2024. Net Income increased from 2023 to 2024, recognizing compensation is not directly tied to Net Income within our compensation program. Our current PEO, J. Bryan Kitchen, was only a PEO in 2024.
From 2022 to 2023, there was a net decrease in CAP of our former PEO, Christopher G. Hutter, and the average of non-PEO NEOs over the two-fiscal-year period ending December 31, 2023. Net Income also decreased from 2022 to 2023.

Total Shareholder Return Amount	$ 68.05	58.19	52.77
Net Income (Loss)	$ (13,600,000)	$ (26,630,000)	$ 22,070,000.00
PEO Name	Christopher G. Hutter	Christopher G. Hutter	Christopher G. Hutter
Additional 402(v) Disclosure	Total shareholder return is calculated by dividing (i) the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period (December 31, 2021) by (ii) the Company’s share price at the beginning of the measurement period (December 31, 2021).
(4) Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable year.

Christopher Hutter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,472	$ 35,568	$ 1,560,568
PEO Actually Paid Compensation Amount	(103,628)	(105,332)	767,488
Bryan Kitchen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	639,647	0	0
PEO Actually Paid Compensation Amount	729,080	$ 0	$ 0
PEO | Christopher Hutter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Christopher Hutter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,100)
PEO | Christopher Hutter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Christopher Hutter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Christopher Hutter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,000
PEO | Christopher Hutter [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bryan Kitchen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,480
PEO | Bryan Kitchen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,657
PEO | Bryan Kitchen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bryan Kitchen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bryan Kitchen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,961)
PEO | Bryan Kitchen [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,743)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,946
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,432
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (44,926)